Financing of Insurance Premiums (Details) - USD ($)	Sep. 30, 2016	Aug. 15, 2016	Dec. 31, 2015	Nov. 19, 2015	Aug. 31, 2015	Jul. 14, 2015
Financing of Insurance Premiums Details
Company entered into an agreement to finance a portion of its insurance premiums		$ 28,384	$ 6,742	$ 26,031		$ 15,116
Interest rate as per the agreements		7.25%	8.752%	7.05%		8.76%
Equal payments due monthly including interest		$ 2,934	$ 2,283	$ 2,688		$ 1,573
July 14, 2015 agreement - Increase in premium occurred due to an increase in coverage					$ 1,876
July 14, 2015 agreement - Remaining payments increased					$ 1,815
July 14, 2015 agreement - Outstanding balance under this note payable	$ 0
Nov. 19, 2015 agreement - Outstanding balance under this note payable	0
Dec. 31, 2015 agreement - Outstanding balance under this note payable	0
Aug. 31, 2015 agreement - Outstanding balance under this note payable	$ 20,048